SCUDDER
                                                                     INVESTMENTS

Core Global/International Funds II

Scudder Global Discovery Fund

Supplement to the currently effective prospectuses

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The following information replaces the disclosure for Scudder Global Discovery
Fund in "The portfolio managers" section of the prospectus:

The following person handles the day-to-day management of the fund:


Scudder Global Discovery Fund
  Joseph Axtell, CFA
  Director of Deutsche Asset Management
  and Manager of the fund.
   o  Joined Deutsche Asset Management in
      2001 and the fund in 2002.
   o  Senior analyst at Merrill Lynch
      Investment Managers for the
      international equity portion of a global balanced portfolio (1996-2001).
   o  Director, International Research at
      PCM International (1989-1996).
   o  Associate manager, structured debt and
      equity group at Prudential Capital
      Corporation (1988-1989).
   o  Analyst at Prudential-Bache Capital
      Funding in London (1987-1988).
   o  Equity analyst in the healthcare sector
      at Prudential Equity Management
      Associates (1985-1987).



April 11, 2003
ps10/79-2a-43
SGINTF2-3601